Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended	29 Months Ended	36 Months Ended	43 Months Ended	45 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	68 Months Ended	72 Months Ended	78 Months Ended	79 Months Ended	91 Months Ended	103 Months Ended	108 Months Ended	111 Months Ended	115 Months Ended	116 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000085093
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000085091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000085092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000236926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000236923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000236924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000236925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000163121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000163122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000163120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000163123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000216355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000216357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000216354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000216356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000236912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000236913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000236914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000236911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000149048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000149047
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000226932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000149050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000007747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000007746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000198815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000113803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000169209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000169210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000169208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000169211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000169213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000169214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000169212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000169215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000204518
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000204519
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000204520
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000204517
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000007755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000007754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000113809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000156276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000094893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000094891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000094892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000228507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000085100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000085098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000198822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000085099
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000211166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000211167
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000211168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000129961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000129960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000129962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000129963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000007751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000007750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000198816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000113805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000007745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000007744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000104303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000129402
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000094900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000094898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000094899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000198826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000007759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000007758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000113811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126915
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000085089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000085087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000198820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000085088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000236930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000236928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000236927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000236929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000200800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000200801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000200799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000200802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000115786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000115785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000115788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000152578
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000007737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000007736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000215549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000113799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000215548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000218315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000218316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000218317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000218314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000169221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000169222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000169220
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000169223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000233003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000233004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000233002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000233005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000085093
Average Annual Return [Line Items]
Average Annual Return, Percent	35.75%								8.29%													11.39%
Without Sales Load [Member] | C000155898
Average Annual Return [Line Items]
Average Annual Return, Percent	34.81%								7.51%											10.32%
Without Sales Load [Member] | C000085091
Average Annual Return [Line Items]
Average Annual Return, Percent	36.16%								8.62%													11.74%
Without Sales Load [Member] | C000085092
Average Annual Return [Line Items]
Average Annual Return, Percent	35.97%								8.49%													11.62%
Without Sales Load [Member] | C000126919
Average Annual Return [Line Items]
Average Annual Return, Percent	36.19%								8.67%													11.79%
Without Sales Load [Member] | C000236926
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%		8.66%
Without Sales Load [Member] | C000236923
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%		7.82%
Without Sales Load [Member] | C000236924
Average Annual Return [Line Items]
Average Annual Return, Percent	10.56%		9.03%
Without Sales Load [Member] | C000236925
Average Annual Return [Line Items]
Average Annual Return, Percent	10.61%		9.07%
Without Sales Load [Member] | C000163121
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%								0.78%								9.38%
Without Sales Load [Member] | C000163122
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%								0.04%								8.66%
Without Sales Load [Member] | C000163120
Average Annual Return [Line Items]
Average Annual Return, Percent	19.72%								1.07%								9.72%
Without Sales Load [Member] | C000163123
Average Annual Return [Line Items]
Average Annual Return, Percent	19.90%								1.14%								9.79%
Without Sales Load [Member] | C000216355
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%							(0.10%)
Without Sales Load [Member] | C000216357
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%							(0.88%)
Without Sales Load [Member] | C000216354
Average Annual Return [Line Items]
Average Annual Return, Percent	16.79%							0.21%
Without Sales Load [Member] | C000216356
Average Annual Return [Line Items]
Average Annual Return, Percent	16.81%							0.26%
Without Sales Load [Member] | C000236912
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	15.47%
Without Sales Load [Member] | C000236913
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	14.64%
Without Sales Load [Member] | C000236914
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%	15.90%
Without Sales Load [Member] | C000236911
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%	15.93%
Without Sales Load [Member] | C000149048
Average Annual Return [Line Items]
Average Annual Return, Percent	1.88%								4.03%													4.58%
Without Sales Load [Member] | C000155912
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%								3.24%											3.79%
Without Sales Load [Member] | C000149047
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%								4.36%													4.96%
Without Sales Load [Member] | C000226932
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%					(6.40%)
Without Sales Load [Member] | C000149050
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%								4.43%													5.01%
Without Sales Load [Member] | C000007747
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%								1.17%													2.89%
Without Sales Load [Member] | C000155890
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%								0.40%											1.47%
Without Sales Load [Member] | C000007746
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%								1.51%													3.23%
Without Sales Load [Member] | C000198815
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%								1.59%					2.03%
Without Sales Load [Member] | C000113803
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%								0.64%													2.34%
Without Sales Load [Member] | C000126912
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%								1.59%													3.32%
Without Sales Load [Member] | C000169209
Average Annual Return [Line Items]
Average Annual Return, Percent	32.51%								11.89%							11.08%
Without Sales Load [Member] | C000169210
Average Annual Return [Line Items]
Average Annual Return, Percent	31.45%								11.05%							10.31%
Without Sales Load [Member] | C000169208
Average Annual Return [Line Items]
Average Annual Return, Percent	32.91%								12.23%							11.44%
Without Sales Load [Member] | C000169211
Average Annual Return [Line Items]
Average Annual Return, Percent	32.90%								12.28%							11.49%
Without Sales Load [Member] | C000169213
Average Annual Return [Line Items]
Average Annual Return, Percent	23.54%								10.58%							9.68%
Without Sales Load [Member] | C000169214
Average Annual Return [Line Items]
Average Annual Return, Percent	22.62%								9.74%							8.92%
Without Sales Load [Member] | C000169212
Average Annual Return [Line Items]
Average Annual Return, Percent	23.98%								10.95%							10.07%
Without Sales Load [Member] | C000169215
Average Annual Return [Line Items]
Average Annual Return, Percent	24.02%								11.01%							10.11%
Without Sales Load [Member] | C000204518
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%								6.87%			10.41%
Without Sales Load [Member] | C000204519
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%								6.11%			9.61%
Without Sales Load [Member] | C000204520
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%								7.28%			10.82%
Without Sales Load [Member] | C000204517
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%								7.32%			10.86%
Without Sales Load [Member] | C000007755
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%								7.44%													9.84%
Without Sales Load [Member] | C000155893
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%								6.65%									9.85%
Without Sales Load [Member] | C000007754
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%								7.70%													10.11%
Without Sales Load [Member] | C000113809
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%								6.90%													9.29%
Without Sales Load [Member] | C000156276
Average Annual Return [Line Items]
Average Annual Return, Percent	9.07%								7.80%										9.98%
Without Sales Load [Member] | C000094893
Average Annual Return [Line Items]
Average Annual Return, Percent	47.68%								9.29%													10.83%
Without Sales Load [Member] | C000155902
Average Annual Return [Line Items]
Average Annual Return, Percent	46.49%								8.45%											9.86%
Without Sales Load [Member] | C000094891
Average Annual Return [Line Items]
Average Annual Return, Percent	48.13%								9.61%													11.19%
Without Sales Load [Member] | C000094892
Average Annual Return [Line Items]
Average Annual Return, Percent	46.85%								8.69%													10.25%
Without Sales Load [Member] | C000228507
Average Annual Return [Line Items]
Average Annual Return, Percent	48.11%				(5.35%)
Without Sales Load [Member] | C000085100
Average Annual Return [Line Items]
Average Annual Return, Percent	27.09%								11.36%													14.44%
Without Sales Load [Member] | C000155900
Average Annual Return [Line Items]
Average Annual Return, Percent	26.16%								10.58%											12.97%
Without Sales Load [Member] | C000085098
Average Annual Return [Line Items]
Average Annual Return, Percent	27.43%								11.69%													14.79%
Without Sales Load [Member] | C000198822
Average Annual Return [Line Items]
Average Annual Return, Percent	27.48%								11.77%					10.51%
Without Sales Load [Member] | C000085099
Average Annual Return [Line Items]
Average Annual Return, Percent	26.98%								11.29%													14.36%
Without Sales Load [Member] | C000126921
Average Annual Return [Line Items]
Average Annual Return, Percent	27.56%								11.79%													14.87%
Without Sales Load [Member] | C000211166
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%								9.90%		9.82%
Without Sales Load [Member] | C000211167
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%								9.08%		9.01%
Without Sales Load [Member] | C000211168
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%								10.28%		10.19%
Without Sales Load [Member] | C000211165
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%								10.34%		10.26%
Without Sales Load [Member] | C000129961
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%								8.70%													10.14%
Without Sales Load [Member] | C000155911
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%								7.89%											9.33%
Without Sales Load [Member] | C000129960
Average Annual Return [Line Items]
Average Annual Return, Percent	16.27%								9.07%													10.53%
Without Sales Load [Member] | C000129962
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%								8.14%													9.59%
Without Sales Load [Member] | C000129963
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%								9.12%													10.58%
Without Sales Load [Member] | C000007751
Average Annual Return [Line Items]
Average Annual Return, Percent	46.28%								13.32%													14.45%
Without Sales Load [Member] | C000155892
Average Annual Return [Line Items]
Average Annual Return, Percent	45.20%								12.48%											13.36%
Without Sales Load [Member] | C000007750
Average Annual Return [Line Items]
Average Annual Return, Percent	46.63%								13.60%													14.76%
Without Sales Load [Member] | C000198816
Average Annual Return [Line Items]
Average Annual Return, Percent	46.81%								13.64%					11.35%
Without Sales Load [Member] | C000113805
Average Annual Return [Line Items]
Average Annual Return, Percent	45.52%								12.76%													13.87%
Without Sales Load [Member] | C000126914
Average Annual Return [Line Items]
Average Annual Return, Percent	46.76%								13.70%													14.85%
Without Sales Load [Member] | C000007745
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%								14.14%													11.16%
Without Sales Load [Member] | C000155889
Average Annual Return [Line Items]
Average Annual Return, Percent	28.06%								13.24%						13.50%
Without Sales Load [Member] | C000007744
Average Annual Return [Line Items]
Average Annual Return, Percent	29.64%								14.50%													11.51%
Without Sales Load [Member] | C000104303
Average Annual Return [Line Items]
Average Annual Return, Percent	28.33%								13.47%													10.54%
Without Sales Load [Member] | C000129402
Average Annual Return [Line Items]
Average Annual Return, Percent	29.54%								14.55%													11.57%
Without Sales Load [Member] | C000094900
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%								4.14%													9.29%
Without Sales Load [Member] | C000155904
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%								3.40%											7.66%
Without Sales Load [Member] | C000094898
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%								4.44%													9.62%
Without Sales Load [Member] | C000094899
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%								3.53%													8.69%
Without Sales Load [Member] | C000198826
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%								4.55%					5.02%
Without Sales Load [Member] | C000007759
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%								3.37%													4.02%
Without Sales Load [Member] | C000155894
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%								2.51%											2.47%
Without Sales Load [Member] | C000007758
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%								3.67%													4.34%
Without Sales Load [Member] | C000113811
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%								2.77%													3.46%
Without Sales Load [Member] | C000126915
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%								3.69%													4.38%
Without Sales Load [Member] | C000085089
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%								3.35%													8.88%
Without Sales Load [Member] | C000155897
Average Annual Return [Line Items]
Average Annual Return, Percent	18.06%								2.60%											7.22%
Without Sales Load [Member] | C000085087
Average Annual Return [Line Items]
Average Annual Return, Percent	19.32%								3.67%													9.23%
Without Sales Load [Member] | C000198820
Average Annual Return [Line Items]
Average Annual Return, Percent	19.37%								3.74%					3.73%
Without Sales Load [Member] | C000085088
Average Annual Return [Line Items]
Average Annual Return, Percent	18.30%								2.77%													8.29%
Without Sales Load [Member] | C000126918
Average Annual Return [Line Items]
Average Annual Return, Percent	19.42%								3.75%													9.28%
Without Sales Load [Member] | C000236930
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%		6.65%
Without Sales Load [Member] | C000236928
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%		5.86%
Without Sales Load [Member] | C000236927
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%		7.03%
Without Sales Load [Member] | C000236929
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		7.11%
Without Sales Load [Member] | C000200800
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.59%)								5.49%				5.67%
Without Sales Load [Member] | C000200801
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.27%)								4.70%				4.89%
Without Sales Load [Member] | C000200799
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.10%)								5.89%				6.07%
Without Sales Load [Member] | C000200802
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)								5.90%				6.08%
Without Sales Load [Member] | C000115786
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%								(0.70%)													(0.74%)
Without Sales Load [Member] | C000155910
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%								(1.44%)											(1.72%)
Without Sales Load [Member] | C000115785
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%								(0.33%)													(0.40%)
Without Sales Load [Member] | C000115788
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%								(1.19%)													(1.29%)
Without Sales Load [Member] | C000152578
Average Annual Return [Line Items]
Average Annual Return, Percent	12.45%								(0.23%)												(0.40%)
Without Sales Load [Member] | C000007737
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%								4.48%													4.48%
Without Sales Load [Member] | C000155887
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%								3.64%											2.98%
Without Sales Load [Member] | C000007736
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%								4.78%													4.81%
Without Sales Load [Member] | C000215549
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%								4.83%	6.08%
Without Sales Load [Member] | C000113799
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%								3.89%													3.91%
Without Sales Load [Member] | C000215548
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%								4.85%	6.10%
Without Sales Load [Member] | C000218315
Average Annual Return [Line Items]
Average Annual Return, Percent	13.39%						16.22%
Without Sales Load [Member] | C000218316
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%						15.33%
Without Sales Load [Member] | C000218317
Average Annual Return [Line Items]
Average Annual Return, Percent	13.78%						16.62%
Without Sales Load [Member] | C000218314
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%						16.69%
Without Sales Load [Member] | C000169221
Average Annual Return [Line Items]
Average Annual Return, Percent	28.22%								15.05%							13.77%
Without Sales Load [Member] | C000169222
Average Annual Return [Line Items]
Average Annual Return, Percent	27.29%								14.19%							12.98%
Without Sales Load [Member] | C000169220
Average Annual Return [Line Items]
Average Annual Return, Percent	28.61%								15.40%							14.14%
Without Sales Load [Member] | C000169223
Average Annual Return [Line Items]
Average Annual Return, Percent	28.69%								15.45%							14.19%
Without Sales Load [Member] | C000233003
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.12%)			(15.97%)
Without Sales Load [Member] | C000233004
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.81%)			(16.59%)
Without Sales Load [Member] | C000233002
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.87%)			(15.71%)
Without Sales Load [Member] | C000233005
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.81%)			(15.63%)
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%													13.10%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%											13.35%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%													13.10%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%													13.10%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%													13.10%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		17.52%
Morgan Stanley Index: MSCI All Country Asia ex Japan Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia ex Japan Net Index
Average Annual Return, Percent	11.96%								2.57%								6.16%
Morgan Stanley Index: MSCI All Country Asia ex Japan Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia ex Japan Net Index
Average Annual Return, Percent	11.96%								2.57%								6.16%
Morgan Stanley Index: MSCI All Country Asia ex Japan Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia ex Japan Net Index
Average Annual Return, Percent	11.96%								2.57%								6.16%
Morgan Stanley Index: MSCI All Country Asia ex Japan Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia ex Japan Net Index
Average Annual Return, Percent	11.96%								2.57%								6.16%
Morgan Stanley Index: MSCI Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Index
Average Annual Return, Percent	7.50%							1.89%
Morgan Stanley Index: MSCI Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Index
Average Annual Return, Percent	7.50%							1.89%
Morgan Stanley Index: MSCI Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Index
Average Annual Return, Percent	7.50%							1.89%
Morgan Stanley Index: MSCI Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Index
Average Annual Return, Percent	7.50%							1.89%
Morgan Stanley Index: MSCI Emerging Markets ex China Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Net Index
Average Annual Return, Percent	3.56%	13.96%
Morgan Stanley Index: MSCI Emerging Markets ex China Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Net Index
Average Annual Return, Percent	3.56%	13.96%
Morgan Stanley Index: MSCI Emerging Markets ex China Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Net Index
Average Annual Return, Percent	3.56%	13.96%
Morgan Stanley Index: MSCI Emerging Markets ex China Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Net Index
Average Annual Return, Percent	3.56%	13.96%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%													3.64%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%											2.73%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%													3.64%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%					(2.95%)
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%													3.64%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%													3.64%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%											2.73%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%													3.64%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%					1.96%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%													3.64%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%								1.70%													3.64%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%							11.53%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%			12.66%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%			12.66%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%			12.66%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%			12.66%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%													9.95%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%									11.54%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%													9.95%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%													9.95%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%										9.82%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%											8.98%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%				6.16%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%											8.98%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%					9.57%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%		10.52%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%		10.52%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%		10.52%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%		10.52%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%											8.98%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: MSCI All Country World Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Net Index
Average Annual Return, Percent	17.49%								10.06%													9.23%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%								14.28%													12.87%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%								14.28%											13.07%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%								14.28%													12.87%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%								14.28%					13.72%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%								14.28%													12.87%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%								14.28%													12.87%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%								13.86%													12.55%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%								13.86%						13.80%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%								13.86%													12.55%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%								13.86%													12.55%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%								13.86%													12.55%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%											4.07%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%					4.02%
Morgan Stanley Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%								4.73%													5.20%
Morgan Stanley Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%								4.73%											4.43%
Morgan Stanley Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%								4.73%													5.20%
Morgan Stanley Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%								4.73%													5.20%
Morgan Stanley Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%								4.73%													5.20%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%											4.07%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%					4.02%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%		8.36%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%		8.36%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%		8.36%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%		8.36%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%				10.65%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%				10.65%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%				10.65%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%				10.65%
Morgan Stanley Index: MSCI Frontier Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Net Index
Average Annual Return, Percent	6.26%								(0.26%)													0.45%
Morgan Stanley Index: MSCI Frontier Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Net Index
Average Annual Return, Percent	6.26%								(0.26%)											0.33%
Morgan Stanley Index: MSCI Frontier Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Net Index
Average Annual Return, Percent	6.26%								(0.26%)													0.45%
Morgan Stanley Index: MSCI Frontier Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Net Index
Average Annual Return, Percent	6.26%								(0.26%)													0.45%
Morgan Stanley Index: MSCI Frontier Emerging Markets Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Net Index
Average Annual Return, Percent	6.26%								(0.26%)												0.51%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%											4.07%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%	5.00%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%													4.80%
Morgan Stanley Index: MSCI All Country World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Net Index
Average Annual Return, Percent	5.53%								4.10%	5.00%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%						20.75%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%						20.75%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%						20.75%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%						20.75%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%							14.73%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%							14.73%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%							14.73%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%								14.53%							14.73%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%			8.01%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%			8.01%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%			8.01%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%			8.01%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%											16.88%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		17.52%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		17.52%
Morgan Stanley Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		17.52%
Morgan Stanley Index: MSCI World/MSCI AC World Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World/MSCI AC World Blended Index
Average Annual Return, Percent	18.00%								11.04%													9.88%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%													9.95%
Morgan Stanley Index: MSCI World/MSCI AC World Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World/MSCI AC World Blended Index
Average Annual Return, Percent	18.00%								11.04%											9.71%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%											9.78%
Morgan Stanley Index: MSCI World/MSCI AC World Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World/MSCI AC World Blended Index
Average Annual Return, Percent	18.00%								11.04%													9.88%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%													9.95%
Morgan Stanley Index: MSCI World/MSCI AC World Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World/MSCI AC World Blended Index
Average Annual Return, Percent	18.00%								11.04%													9.88%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%													9.95%
Morgan Stanley Index: MSCI World/MSCI AC World Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World/MSCI AC World Blended Index
Average Annual Return, Percent	18.00%								11.04%													9.88%
Morgan Stanley Index: MSCI World Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Index
Average Annual Return, Percent	18.67%								11.17%													9.95%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%											16.88%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%					17.67%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%								18.96%													16.78%
Morgan Stanley Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%								6.86%													8.09%
Morgan Stanley Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%								6.86%						8.57%
Morgan Stanley Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%								6.86%													8.09%
Morgan Stanley Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%								6.86%													8.09%
Morgan Stanley Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%								6.86%													8.09%
Morgan Stanley Index: Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return, Percent	5.32%								2.49%				2.41%
Morgan Stanley Index: MSIF Multi-Asset Real Return Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSIF Multi-Asset Real Return Blend Index
Average Annual Return, Percent	5.32%								9.01%				9.00%
Morgan Stanley Index: Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return, Percent	5.32%								2.49%				2.41%
Morgan Stanley Index: MSIF Multi-Asset Real Return Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSIF Multi-Asset Real Return Blend Index
Average Annual Return, Percent	5.32%								9.01%				9.00%
Morgan Stanley Index: Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return, Percent	5.32%								2.49%				2.41%
Morgan Stanley Index: MSIF Multi-Asset Real Return Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSIF Multi-Asset Real Return Blend Index
Average Annual Return, Percent	5.32%								9.01%				9.00%
Morgan Stanley Index: Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Index
Average Annual Return, Percent	5.32%								2.49%				2.41%
Morgan Stanley Index: MSIF Multi-Asset Real Return Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSIF Multi-Asset Real Return Blend Index
Average Annual Return, Percent	5.32%								9.01%				9.00%
Morgan Stanley Index: MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return, Percent	6.26%								3.16%													2.93%
Morgan Stanley Index: MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return, Percent	6.26%								3.16%											2.97%
Morgan Stanley Index: MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return, Percent	6.26%								3.16%													2.93%
Morgan Stanley Index: MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return, Percent	6.26%								3.16%													2.93%
Morgan Stanley Index: MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
Average Annual Return, Percent	6.26%								3.16%												3.11%
Morgan Stanley Index: Active International Allocation Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Active International Allocation Blend Index
Average Annual Return, Percent	5.53%								4.10%													4.97%
Morgan Stanley Index: Active International Allocation Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Active International Allocation Blend Index
Average Annual Return, Percent	5.53%								4.10%											4.20%
Morgan Stanley Index: Active International Allocation Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Active International Allocation Blend Index
Average Annual Return, Percent	5.53%								4.10%													4.97%
Morgan Stanley Index: Active International Allocation Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Active International Allocation Blend Index
Average Annual Return, Percent	5.53%								4.10%													4.97%
Morgan Stanley Index: Russell 3000® Health Care Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Index
Average Annual Return, Percent	3.03%			(0.45%)
Morgan Stanley Index: Russell 3000® Health Care Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Index
Average Annual Return, Percent	3.03%			(0.45%)
Morgan Stanley Index: Russell 3000® Health Care Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Index
Average Annual Return, Percent	3.03%			(0.45%)
Morgan Stanley Index: Russell 3000® Health Care Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Index
Average Annual Return, Percent	3.03%			(0.45%)